Unaudited Interim Condensed Consolidated Balance Sheets (USD $)	Jun. 30, 2013	Dec. 31, 2012
Current assets
Cash and cash equivalents	$ 11,696,658	$ 17,676,885
Restricted cash	10,000,000	2,425,000
Trade receivables, net	3,021,138	2,060,453
Other receivables	612,029	729,766
Prepaid expenses	327,816	445,604
Due from related parties	2,444,938	2,508,195
Inventories	1,838,721	920,013
Interest rate swaps	196,991	0
Other assets	2,957,092	0
Loan to affiliate	12,000,000	4,000,000
Marketable securities	3,669,672	567,288
Total current assets	48,765,055	31,333,204
Fixed assets
Vessels, net	314,649,549	298,376,440
Advances for vessel acquisitions and vessels under construction	27,249,315	49,592,684
Other fixed assets, net	446,069	497,619
Total fixed assets, net	342,344,933	348,466,743
Investment in affiliate	19,513,583	19,987,743
Loan to affiliate	0	10,000,000
Other assets	0	2,602,212
Restricted cash	10,000	7,585,000
Total Assets	410,633,571	419,974,902
Current liabilities
Trade accounts payable	3,459,020	2,597,253
Accrued expenses	2,257,437	2,109,952
Due to related parties	542,830	84,705
Interest rate swaps	1,683,124	1,185,719
Deferred income	1,033,606	1,567,007
Current portion of long-term debt	188,328,551	14,427,250
Total current liabilities	197,304,568	21,971,886
Long-term liabilities
Long-term debt	0	181,114,926
Interest rate swaps	0	1,367,577
Total long-term liabilities	0	182,482,503
Total Liabilities	197,304,568	204,454,389
Commitments and Contingencies	0	0
Shareholders' Equity
Preferred shares, $0.001 par value; 25,000,000 authorized; none issued and outstanding	0	0
Class A common shares, $0.001 par value; 750,000,000 authorized; 11,001,403 and 11,321,442 issued and outstanding at December 31, 2012 and June 30, 2013, respectively	11,321	11,001
Class B common shares, $0.001 par value; 5,000,000 authorized; none issued and outstanding	0	0
Additional paid-in capital	460,742,362	460,094,256
Accumulated other comprehensive (loss) / income	27,030	(627,104)
Accumulated deficit	(247,451,710)	(243,957,640)
Total Shareholders' Equity	213,329,003	215,520,513
Total Liabilities and Shareholders' Equity	$ 410,633,571	$ 419,974,902